Annual Total Returns (Vanguard Tax-Managed International Fund - Institutional Shares Institutional) (Vanguard Tax-Managed International Fund, Vanguard Tax-Managed International Fund - Institutional Shares)
12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Annual Total Return
2012	18.70%
2011	(12.62%)
2010	8.55%
2009	28.48%
2008	(41.27%)
2007	11.21%
2006	26.42%
2005	13.66%
2004	20.19%
2003	38.94%